Financial Instruments and Capital and Risk Management - Summary of Net indebtedness Indexes on the Shareholders' Equity (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Aug. 07, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
(-) Cash and cash equivalents (Note 7)	R$ (164,095)		R$ (3,541)	R$ (843)	R$ (4,117)
(+) Lease liability, payables for business combinations and borrowings	26,507
Net indebtedness	(137,588)
Total equity	3,232,111		266,921	R$ 220,714	R$ 453,296
Boa Vista Servicos S.A [member]
Disclosure of detailed information about financial instruments [line items]
(-) Cash and cash equivalents (Note 7)	R$ (1,382,268)	R$ (1,174,989)	(1,382,268)
(+) Lease liability, payables for business combinations and borrowings		19,883	91,384
Net indebtedness		(1,155,106)	(1,290,884)
Total equity		R$ 2,297,712	R$ 2,199,224
Net debt ratio - %		(50.27%)	(58.70%)